Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Apr. 30, 2026 CNY (¥)
Other Receivables, Net [Line Items]
Interest receivable		¥ 33,515
Repaymebt to third party		152,976	$ 21,875	¥ 164,300	¥ 62,789
Amount of provision	[1]	804,834		743,793
Financing Receivables, before Allowance for Credit Loss, Average Amount Outstanding		772,153
Forecast [Member]
Other Receivables, Net [Line Items]
Outstanding receivable						¥ 38,240
Sichuan Tianyi [Member]
Other Receivables, Net [Line Items]
Principal amount		25,000		65,000
Interest receivable		¥ 2,016		4,089
Interest rate		6.00%	6.00%
Sichuan Tianyi Real Estate Development Co Ltd [Member]
Other Receivables, Net [Line Items]
Interest receivable				5,782
Interest rate		5.00%	5.00%
Education fee		¥ 670,300		¥ 670,300
Matures in 2026 [Member]
Other Receivables, Net [Line Items]
Repaymebt to third party		¥ 12,000
Matures in 2026 [Member] | Sichuan Tianyi Real Estate Development Co Ltd [Member]
Other Receivables, Net [Line Items]
Interest rate		3.00%	3.00%
Matures in March 2026 [Member]
Other Receivables, Net [Line Items]
Interest rate		5.00%	5.00%
Repaymebt to third party		¥ 40,000
Amount of provision		804,834
Third Party Investment [Member]
Other Receivables, Net [Line Items]
Outstanding receivable		¥ 47,630
Class A Ordinary Shares [Member] | BGM [Member]
Other Receivables, Net [Line Items]
Number of shares transferred (in Shares) | shares		53,466,331	53,466,331

[1]	Amount mainly represented 1) term-loan (matures in June 2025 with extension) to Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) of RMB65,000 and RMB25,000 as of December 31, 2024 and 2025 respectively, and corresponding interest receivable of RMB4,089 and RMB2,016 as of December 31, 2024 and 2025, respectively. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with the interest rate of 6% per annum; 2) term-loan (matured in 2025) to a third party company principally engaged in provision of education service of RMB670,300 and RMB670,300 as of December 31, 2024 and 2025, respectively, with the interest rate of 5% per annum, and corresponding interest receivable of RMB5,782 and RMB33,515 as of December 31, 2024 and 2025, respectively; 3) term-loan (matures in 2026) to a third party company of RMB12,000 as of December 31, 2025, with the interest rate of 3% per annum; and 4)) term-loan (matured in March 2026) to third parties of RMB40,000 as of December 31, 2025, with the interest rate of 5% per annum. Based on the Group’s evaluation of the collectibility of all term loan receivables, a full provision amounting to RMB 804,834 was accrued as at December 31, 2025.